UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21908

The Blue Fund Group

(Exact name of registrant as specified in charter)

590 Madison Avenue, 21st Floor New York, NY 10022

(Address of principal executive offices) (Zip code)

BISYS Fund Services, Inc. Ohio, 3435 Stelzer Road, Columbus, Ohio 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-490-2583

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

Item 1.	Schedule of Investments.

Blue Fund

Blue Large Cap Fund

Schedule of Portfolio Investments	March 31, 2007

(Unaudited)

Shares	Security Description	Value
Common Stocks (98.6%):
Consumer Discretionary (20.0%):
226	Bed Bath & Beyond, Inc. (b)	$9,078
477	CBS Corp., Class B	14,591
351	Coach, Inc. (b)	17,568
100	Family Dollar Stores, Inc.	2,962
507	Gap, Inc. (The)	8,725
37	Harman International Industries, Inc.	3,555
100	Hasbro, Inc.	2,862
100	International Flavors & Fragrances, Inc.	4,722
279	Interpublic Group of Cos., Inc. (b)	3,434
178	Johnson Controls, Inc.	16,842
100	KB Home	4,267
165	Kimco Realty Corp.	8,042
100	Liz Claiborne, Inc.	4,285
251	Mattel, Inc.	6,920
324	McGraw-Hill Cos., Inc. (The)	20,374
107	Nike, Inc., Class B	11,370
100	Sabre Holdings Corp., Class A	3,275
570	Starbucks Corp. (b)	17,875
190	Starwood Hotels & Resorts Worldwide, Inc.	12,322
66	V.F. Corp.	5,453
93	Whole Foods Market, Inc.	4,171

		182,693

Consumer Staples (9.3%):
153	Clorox Co. (The)	9,745
401	Colgate-Palmolive Co.	26,783
387	Costco Wholesale Corp.	20,836
689	CVS Corp.	23,522
89	Estee Lauder Cos., Inc. (The), Class A	4,348

		85,234

Financials (19.7%):
772	Bank of New York Co., Inc.	31,304
85	Boston Properties, Inc.	9,979
275	E*TRADE Financial Corp. (b)	5,836
257	Fannie Mae	14,027
487	Lehman Brothers Holdings, Inc.	34,123
134	M&T Bank Corp.	15,521
100	MGIC Investment Corp.	5,892
575	Progressive Corp. (The)	12,547
124	Realogy Corp. (b)	3,672
216	Simon Property Group, Inc.	24,030
198	State Street Corp.	12,821
87	Vornado Realty Trust	10,383

		180,135

Health Care (7.5%):
311	Applera Corp. (Applied Biosystems Group)	9,196
251	Biogen Idec, Inc. (b)	11,139
244	Forest Laboratories, Inc. (b)	12,552
100	Manor Care, Inc.	5,436
304	St. Jude Medical, Inc. (b)	11,433
288	Stryker Corp.	19,101

		68,857

Industrials (10.3%):
394	Apollo Group, Inc., Class A (b)	17,297
134	Avery Dennison Corp.	8,611
410	Danaher Corp.	29,294
445	H&R Block, Inc.	9,363
88	L-3 Communications Holdings, Inc.	7,697
351	Norfolk Southern Corp.	17,761
100	Pall Corp.	3,800

		93,823

Information Technology (22.2%):
419	Adobe Systems, Inc. (b)	17,472
370	Altera Corp. (b)	7,396
493	Apple Computer, Inc. (b)	45,804
264	Citrix Systems, Inc. (b)	8,456
241	Electronic Arts, Inc. (b)	12,137
473	First Data Corp.	12,724
42	Google, Inc., Class A (b)	19,243
465	Juniper Networks, Inc. (b)	9,151
100	Novellus Systems, Inc. (b)	3,202
304	NVIDIA Corp. (b)	8,749
100	Parametric Technology Corp. (b)	1,909
300	Paychex, Inc.	11,361
890	QUALCOMM, Inc.	37,967
159	SanDisk Corp. (b)	6,964

		202,535

Telecommunication Services (1.2%):
386	ADC Telecommunications, Inc. (b)	6,462
100	CenturyTel, Inc.	4,519

		10,981

Utilities (8.4%):
222	Consolidated Edison, Inc.	11,335
469	FPL Group, Inc.	28,688
82	Integrys Energy Group, Inc.	4,552
153	KeySpan Corp.	6,296
302	PG&E Corp.	14,578
177	Sempra Energy	10,799

		76,248

Total Common Stocks (Cost $883,804)		900,506

Total Investments (Cost $883,804) (a)—98.6%		900,506
Other assets in excess of liabilities—1.4%		12,595

NET ASSETS—100.0%		$913,101

Percentages indicated are based on net assets of $913,101.

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$40,202
Unrealized depreciation	(23,500)

Net unrealized appreciation (depreciation)	$16,702

(b)	Non-income producing securities.

See Notes to Schedule of Portfolio Investments.

Blue Fund

Blue Small Cap Fund

Schedule of Portfolio Investments	March 31, 2007

(Unaudited)

Shares	Security Description	Value
Common Stocks (102.3%):
Consumer Discretionary (18.6%):
106	1-800-FLOWERS.COM, Inc., Class A (b)	$825
80	99 Cents Only Stores (b)	1,178
6	Alexander’s, Inc. (b)	2,470
165	Ameristar Casinos, Inc.	5,298
34	Arbitron, Inc.	1,596
39	Audible, Inc. (b)	405
220	Blockbuster, Inc. (b)	1,417
30	Bright Horizons Family Solutions, Inc. (b)	1,133
33	Buckle, Inc. (The)	1,178
33	Build-A-Bear Workshop, Inc. (b)	907
85	Callaway Golf Co.	1,340
54	Catalina Marketing Corp.	1,705
171	Charming Shoppes, Inc. (b)	2,214
505	Charter Communications, Inc., Class A (b)	1,409
14	Cherokee, Inc.	603
132	Citadel Broadcasting Corp.	1,255
33	Cole (Kenneth) Productions, Inc.	847
38	Conn’s, Inc. (b)	941
22	CoStar Group, Inc. (b)	983
20	Courier Corp.	781
18	CRA International, Inc. (b)	939
81	Crawford & Co., Class B	470
59	Dover Motorsports, Inc.	310
69	Educate, Inc. (b)	529
60	Emmis Communications Corp., Class A	506
46	Entercom Communications Corp.	1,296
121	Entravision Communications Corp. (b)	1,130
37	Ethan Allen Interiors, Inc.	1,308
78	Gray Television, Inc.	813
50	Great Wolf Resorts, Inc. (b)	662
137	Gymboree (b)	5,490
37	Haverty Furniture Cos., Inc., Class A	518
21	IHOP Corp.	1,232
63	Interface	1,007
40	K-Swiss, Inc., Class A	1,081
44	Kimball International, Inc., Class B	848
37	Landry’s Restaurants, Inc.	1,095
22	Lifetime Brands, Inc.	460
82	Lin TV Corp., Class A (b)	1,304
35	Marcus Corp.	814
31	Monarch Casino & Resort, Inc. (b)	806
29	Movado Group, Inc.	854
44	MTR Gaming Group, Inc. (b)	576
65	New York & Co., Inc. (b)	1,026
22	Noble International Ltd.	369
116	Opsware, Inc. (b)	841
37	Overstock.com, Inc. (b)	614
155	Pinnalce Entertainment, Inc. (b)	4,506
23	Pre-Paid Legal Services, Inc. (b)	1,153

146	Priceline.com, Inc. (b)	7,775
113	Radio One, Inc. (b)	730
139	RARE Hospitality International, Inc. (b)	4,183
149	Scholastic Corp. (b)	4,634
62	Select Comfort Corp. (b)	1,104
85	Source Information Mgmt. Co. (b)	570
104	Spanish Broadcasting System, Inc., Class A (b)	416
39	Stamps.com, Inc. (b)	560
50	Stein Mart, Inc.	816
13	Steinway Musical Instruments, Inc.	420
24	Steven Madden Ltd.	701
23	Syms Corp. (b)	429
46	Tarragon Corp.	477
53	Tenneco Automotive, Inc. (b)	1,349
102	Triarc Cos., Inc.	1,753
53	Warnaco Group, Inc. (The) (b)	1,505
35	West Marine, Inc. (b)	637
181	World Wrestling Entertainment, Inc.	2,950
32	Zumiez, Inc. (b)	1,284

		93,335

Consumer Staples (5.3%):
47	AFC Enterprises, Inc. (b)	942
5	Arden Group, Inc., Class A	668
22	Boston Beer Company, Inc., Class A (b)	734
47	Elizabeth Arden, Inc. (b)	1,026
112	Green Mountain Coffee Roasters, Inc. (b)	7,061
145	Hain Celestial Group, Inc., (The) (b)	4,360
30	J & J Snack Foods Corp.	1,185
12	Maui Land & Pineapple Co. (b)	434
61	National Beverage Corp. (b)	1,070
118	NBTY, Inc. (b)	6,258
669	Revlon, Inc. (b)	716
49	United Natural Foods, Inc. (b)	1,501
27	WD-40 Co.	856

		26,811

Diversified REIT’s (0.8%):
77	Investors Real Estate Trust	815
161	Lexington Realty Trust	3,402
		4,217
Energy (4.1%):
30	Carrizo Oil & Gas, Inc. (b)	1,049
61	Encore Acquisition Co. (b)	1,476
22	Gulf Island Fabrication, Inc.	588
60	Harvest Natural Resources, Inc. (b)	584
22	Kadant, Inc. (b)	558
136	Lone Star Technologies, Inc. (b)	8,980
24	MGE Energy, Inc.	851
18	Petroleum Development Corp. (b)	964
141	Plug Power, Inc. (b)	446
134	South Jersey Industries, Inc.	5,099

		20,595

Financials (15.3%):
94	Advance American Cash Advance Centers, Inc.	1,447
116	Apollo Investment Corp.	2,482
22	ASTA Funding, Inc.	950
22	Bancorp, Inc.(The) (b)	572
27	Bank of the Ozarks, Inc.	775
42	BankUnited Financial Corp., Class A	891
17	Capital Corp. of the West	451

18	Capitol Bancorp	663
79	Cathay Bancorp, Inc.	2,684
35	Central Pacific Financial Corp.	1,280
60	CharterMac	1,161
20	City Holding Co.	809
42	Cohen & Steers, Inc.	1,809
34	Community Bank System, Inc.	711
175	Doral Financial Corp. (b)	287
42	Electro Rent Corp. (b)	605
12	Farmers Capital Bank Corp.	353
77	First Acceptance Corp. (b)	806
23	First Bancorp	492
35	First Cash Financial Services, Inc. (b)	780
45	First Financial Bancorp	680
27	First Indiana Corp.	590
19	FirstFed Financial Corp. (b)	1,080
190	Fremont General Corp.	1,317
52	Frontier Financial Corp.	1,297
78	Great Southern Bancorp, Inc.	2,284
27	Heartland Financial USA, Inc.	722
23	Independent Bank Corp.	758
64	International Securities Exchange Holdings, Inc.	3,123
34	Irwin Financial Corp.	634
9	ITLA Capital Corp.	468
98	Labranche and Co., Inc. (b)	800
26	Macatawa Bank Corp.	478
61	MCG Capital Corp.	1,144
13	Mercantile Bank Corp.	422
42	Nara Bancorp, Inc.	735
44	National Financial Partners Corp.	2,064
146	NewAlliance Bancshares, Inc.	2,367
50	Newcastle Investment Corp.	1,387
40	Oriental Financial Group, Inc.	471
34	Presidential Life Corp.	670
24	PrivateBancorp, Inc.	877
38	ProAssurance Corp. (b)	1,944
38	Prosperity Bancshares, Inc.	1,320
176	Provident Financial Services, Inc.	3,071
84	R & G Financial Corp., Class B (b)	420
29	Resource America, Inc., Class A	685
31	Rockville Financial, Inc.	466
154	Santander BanCorp	2,712
17	Suffolk Bancorp	549
40	SVB Financial Group (b)	1,944
36	Tanger Factory Outlet Centers, Inc.	1,454
30	TierOne Corp.	811
16	Tompkins Trustco, Inc.	670
148	United Bankshares, Inc.	5,185
67	Universal American Financial Corp. (b)	1,298
35	Virginia Commerce Bancorp, Inc. (b)	758
189	W Holding Co., Inc.	945
30	Wintrust Financial Corp.	1,338
143	Zenith National Insurance Corp.	6,761

		76,707

Health Care (14.8%):
73	Align Technology, Inc. (b)	1,158
217	Alkermes, Inc. (b)	3,350
60	Allscripts Healthcare Solutions, Inc. (b)	1,609
16	Analogic Corp.	1,006
54	Arena Pharmaceuticals, Inc. (b)	586
21	Bio-Reference Laboratories, Inc. (b)	533

30	Chemed Corp.	1,469
163	Cubist Pharmaceuticals, Inc. (b)	3,597
52	Cypress Bioscience, Inc. (b)	395
25	Datascope Corp.	905
70	Dendrite International, Inc. (b)	1,096
27	Digene Corp. (b)	1,145
111	Durect Corp. (b)	462
52	Enzo Biochem, Inc. (b)	784
80	eResearch Technology, Inc. (b)	629
97	Exelixis, Inc. (b)	964
91	Idenix Pharmaceuticals, Inc. (b)	664
153	Illumina, Inc. (b)	4,483
136	Incyte Corp. (b)	896
33	Integra LifeSciences Holdings (b)	1,504
47	IntraLase Corp. (b)	1,174
38	Inverness Medical Innovation, Inc. (b)	1,664
120	Isis Pharmaceuticals, Inc. (b)	1,112
18	Kensey Nash Corp. (b)	549
151	Kyphon, Inc. (b)	6,816
47	L-1 Identity Solutions, Inc. (b)	776
39	LifeCell Corp. (b)	974
57	Mannkind Corp. (b)	815
58	Medicines Co.(The) (b)	1,455
83	Medicis Pharmaceutical Corp., Class A	2,558
37	Medis Technologies, Inc. (b)	626
32	Molina Healthcare, Inc. (b)	979
51	Momenta Pharmaceuticals, Inc. (b)	661
211	Monogram Biosciences, Inc. (b)	409
74	NPS Pharmaceuticals, Inc. (b)	251
60	Nuvelo, Inc. (b)	221
56	Odyssey HealthCare, Inc. (b)	735
20	Palomar Medical Technologies, Inc. (b)	799
40	Par Pharmaceutical Cos., Inc. (b)	1,005
37	Pharmion Corp. (b)	973
27	PolyMedica, Corp.	1,143
66	Regeneron Pharmaceuticals, Inc. (b)	1,427
148	Renovis, Inc. (b)	518
158	Sunrise Senior Living, Inc. (b)	6,244
50	TriZetto Group, Inc. (b)	1,001
26	United Therapeutics Corp. (b)	1,398
136	Varian, Inc. (b)	7,924
21	Vital Images, Inc. (b)	698
15	Vital Signs, Inc.	780
77	Zymogenetics, Inc. (b)	1,198

		74,118

Industrials (8.6%):
56	ABM Industries, Inc.	1,478
22	Advisory Board Co.(The) (b)	1,114
34	AMERCO (b)	2,380
53	American Superconductor Corp. (b)	714
46	Apogee Enterprises, Inc.	922
31	Ceradyne, Inc. (b)	1,697
23	Clean Harbors, Inc. (b)	1,040
32	Coinstar, Inc. (b)	1,002
67	Comfort Systems USA, Inc.	803
33	EDO Corp.	865
261	Entegris, Inc. (b)	2,793
20	Gehl Co. (b)	508
26	Greenbrier Cos., Inc. (The)	694
134	Griffon Corp. (b)	3,316
29	HEICO Corp.	1,058
40	Hudson Highland Group, Inc. (b)	624
119	Ionatron, Inc. (b)	555
56	Knoll, Inc.	1,334

50	Korn/Ferry International (b)	1,147
29	McGrath Rentcorp	918
35	Mercury Computer Systems, Inc. (b)	485
41	Mobile Mini, Inc. (b)	1,098
99	Power-One, Inc. (b)	566
56	Progressive Gaming International Corp. (b)	252
155	Simpson Manufacturing Co., Inc.	4,779
193	Sotheby’s	8,584
30	Tennant Co.	945
18	United Industrial Corp.	994
68	Vicor Corp.	681

		43,346

Information Technology (21.6%):
526	3Com Corp. (b)	2,057
42	Actel Corp. (b)	694
51	Advanced Energy Industries, Inc. (b)	1,073
34	Advent Software, Inc. (b)	1,186
85	Aeroflex, Inc. (b)	1,118
152	American Reprographics Co. (b)	4,679
109	aQuantive, Inc. (b)	3,042
37	Argon ST, Inc. (b)	979
60	Atheros Communications (b)	1,436
37	Audiovox Corp. (b)	545
116	Axcelis Technologies, Inc. (b)	886
23	Badger Meter, Inc.	611
30	Bankrate, Inc. (b)	1,057
50	Blackbaud, Inc.	1,221
58	Brightpoint, Inc. (b)	664
556	CMGI, Inc. (b)	1,179
272	CNET Networks, Inc. (b)	2,369
208	Cogent, Inc. (b)	2,798
59	Concur Technologies, Inc. (b)	1,030
30	Diodes, Inc. (b)	1,046
53	Ditech Networks, Inc. (b)	430
64	Echelon Corp. (b)	675
81	eSPEED, Inc., Class A (b)	770
78	FalconStor Software, Inc. (b)	813
73	FormFactor, Inc. (b)	3,267
26	Forrester Research, Inc. (b)	737
739	Gemstar-TV Guide International, Inc. (b)	3,096
52	GSI Commerce, Inc. (b)	1,175
86	iGATE Corp. (b)	709
200	Informatica Corp. (b)	2,686
90	infoUSA, Inc.	866
59	InPhonic, Inc. (b)	643
69	Interwoven Software, Inc. (b)	1,166
34	Intevac, Inc. (b)	897
104	ipass, Inc. (b)	523
129	Itron, Inc. (b)	8,389
57	j2 Global Communications, Inc. (b)	1,580
57	Jupitermedia Corp. (b)	377
67	Keane, Inc. (b)	910
110	Kopin Corp. (b)	372
30	LodgeNet Entertainment Corp. (b)	922
60	Magma Design Automation, Inc. (b)	718
34	MapInfo Corp. (b)	684
15	MicroStrategy, Inc., Class A (b)	1,896
105	Midway Games, Inc. (b)	656
175	Move, Inc. (b)	970
30	MTS Systems Corp.	1,165
224	Nuance Communications, Inc. (b)	3,428
27	OSI Systems, Inc. (b)	714
139	Palm, Inc. (b)	2,520
295	Parametric Technology Corp. (b)	5,631

47	Paxar Corp. (b)	1,349
44	PDF Solutions, Inc. (b)	497
57	Pegasystems, Inc.	527
57	Presstek, Inc. (b)	345
47	Progress Software Corp. (b)	1,466
307	Quantum Corp. (b)	829
214	RealNetworks, Inc. (b)	1,680
48	Renanissance Learning, Inc.	632
44	SafeNet, Inc. (b)	1,245
443	Sapient Corp. (b)	3,039
59	SiRF Technology Holdings, Inc. (b)	1,638
22	Supertex, Inc. (b)	731
520	Sycamore Networks, Inc. (b)	1,945
57	Systemax, Inc.	1,068
290	Tibco Software, Inc. (b)	2,471
75	United Online, Inc.	1,052
51	Universal Display Corp. (b)	770
239	UTStarcom, Inc. (b)	1,981
131	ValueClick, Inc. (b)	3,423
59	VASCO Data Security International, Inc. (b)	1,054
37	Virage Logic Corp. (b)	269
55	Witness Systems, Inc. (b)	1,482

		108,548

Materials (2.3%):
42	American Vanguard Corp.	718
51	Beacon Roofing Supply, Inc. (b)	825
256	Hercules, Inc. (b)	5,002
23	Minerals Technologies, Inc.	1,430
57	Myers Industries, Inc.	1,065
35	Schnitzer Steel Industries, Inc., Class A	1,406
38	Symyx Technologies, Inc. (b)	673
18	Weyco Group	468

		11,587

Mortgage REIT’s (2.5%):
66	Anthracite Capital, Inc.	792
76	Fieldstone Investment Corp.	233
130	Gramercy Capital Corp.	3,989
128	MFA Mortgage Investments, Inc.	986
69	NorthStar Realty Finance Corp.	1,049
40	NovaStar Financial, Inc.	200
132	Rait Financial Trust	3,688
30	Redwood Trust, Inc.	1,565

		12,502

Office REIT’s (0.5%):
74	Maguire Properties, Inc.	2,631

Residential REIT’s (0.2%):
29	Sun Communities, Inc.	900

Retail REIT’s (2.6%):
37	Acadia Realty Trust	965
142	Glimcher Realty Trust	3,837
47	Kite Realty Group Trust	938
142	Pennsylvania Real Estate Investment Trust	6,294
27	Ramco-Gershenson Properties Trust	964

		12,998

Specialized REIT’s (1.8%):
46	Hersha Hospitality Trust	542
70	Highland Hospitality Corp.	1,246
66	LaSalle Hotel Properties	3,060
38	LTC Properties, Inc.	985
68	Omega Healthcare Investors, Inc.	1,166
66	U-STORE-IT Trust	1,328
43	Winston Hotels, Inc.	646

		8,973

Telecommunication Services (0.2%):
78	Syniverse Holdings, Inc. (b)	822

Utilities (3.1%):
118	Integrys Energy Group, Inc.	6,550
32	New Jersey Resources Corp.	1,602
32	Northwest Natural Gas Co.	1,461
28	UIL Holdings Corp.	972
156	WGL Holdings, Inc.	4,989

		15,574

Total Common Stocks (Cost $497,406)		513,664

Total Investments (Cost $497,406) (a) - 102.3%		513,664
Liabilities in excess of other assets - (2.3)%		(11,680)

NET ASSETS - 100.0%		$501,984

Percentages indicated are based on net assets of $501,984.

(a)	Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$42,593
Unrealized depreciation	(26,335)

Net unrealized appreciation (depreciation)	$16,258

(b)	Non-income producing securities.

See Notes to Schedule of Portfolio Investments.

THE BLUE FUND GROUP

Notes to Financial Statements

March 31, 2007

(unaudited)

1.	Organization

The Blue Fund Group (the “Trust”) was organized as a Massachusetts business trust under the laws of the State of Massachusetts on May 11, 2006. The Trust is a diversified, open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. The Trust currently offers shares of two series, each with its own investment strategy and risk/reward profile: The Blue Large Cap Fund (“Large Cap”) and The Blue Small Cap Fund (“Small Cap”), (individually a “Fund”, collectively the “Funds”).

Under the Funds’ organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with vendors and others that provide general indemnification. The Funds maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted (“GAAP”) in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that may affect the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation: The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Equity securities traded on the NASDAQ stock market are valued at the NASDAQ official closing price.

Securities or other assets for which market quotation are not readily available (e.g., an approved pricing service does not provide a price, a furnished price is an error, certain stale prices, or an event occurs that materially affects the furnished price) are valued at fair value as determined in good faith by the Investment Advisor under the direction of the Board of Trustees.

Security Transactions and Related Income: Changes in holdings of portfolio securities shall be reflected no later than the first calculation on the first business day following the trade date. However, for financial reporting purposed, portfolio securities transactions are reported on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of a premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

New Accounting Pronouncements: On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has not completed their analysis on whether the adoption of FIN 48 will have an impact to the financial statements.

In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Blue Fund Group

By (Signature and Title)*	/s/ Daniel Adamson
Daniel Adamson, President
Date	May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Daniel Adamson
Daniel Adamson, President
Date	May 30, 2007

By (Signature and Title)*	/s/ Aaron Masek
Aaron Masek, Treasurer
Date	May 30, 2007

* Print the name and title of each signing officer under his or her signature.